ACCRUED EXPENSES AND OTHER LONG-TERM LIABILITIES (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accrued expenses [Abstract]
Insurance	$ 3,359,000		$ 3,499,000	$ 3,229,000
Employee compensation and benefits	6,278,000		5,745,000	6,270,000
Sales and marketing	24,155,000		23,939,000	23,282,000
Product warranty	7,915,000		8,336,000	7,677,000
Accrued freight	1,655,000		890,000	498,000
Accrued interest	15,937,000		30,465,000	34,183,000
Accrued environmental liability	470,000		473,000	708,000
Accrued pension	1,141,000		1,141,000	2,577,000
Accrued sales returns and discounts	3,071,000		2,201,000	1,782,000
Accrued taxes	4,349,000		3,035,000	2,093,000
Other	11,588,000		14,194,000	8,582,000
Accrued expenses	79,918,000		93,918,000	90,881,000
Other long-term liabilities [Abstract]
Insurance	1,883,000		1,593,000	1,642,000
Pension liabilities	13,817,000		14,139,000	13,446,000
Multi-employer pension withdrawal liability	2,552,000		2,615,000	2,854,000
Product warranty	29,793,000		29,534,000	30,935,000
Long-term product claim liability	146,000		218,000	193,000
Long-term environmental liability	1,824,000		1,824,000	1,750,000
Liabilities for tax uncertainties	3,248,000		3,454,000	3,546,000
Other	7,456,000		7,267,000	3,362,000
Fair value of earnout liability	60,719,000		60,644,000	57,728,000
Long term incentive plan expense	500,000	500,000	1,900,000	900,000
Long term incentive plan liabilities	3,300,000		2,800,000	900,000
Long term incentive plane, other current liabilities	900,000		0
Long term incentive plane, other long-term liabilities	2,400,000		2,800,000
Cash payments on restructuring liabilities	500,000	0	1,200,000	400,000	2,600,000
Retention payments accrued within accrued expenses				$ 3,700,000